Goldman Sachs Future Tech Leaders Equity ETF Expense Example - Goldman Sachs Future Tech Leaders Equity ETF - Goldman Sachs Future Tech Leaders Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 930